Other acquired rights - Summary of Rights Acquired (Parenthetical) (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	$ 814,297	$ 431,509	$ 448,206
Rights to operate cargo operation and hangars in the tijuana airport polygon
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	$ 399,845